                               December 31, 1996



                     [Scenic view of Mt. Baker, Washington]


                                     ANNUAL
                                     REPORT



                            SAFECO Money Market Fund

                       SAFECO Tax-Free Money Market Fund




                                 [SAFECO LOGO]

                            PERFORMANCE INFORMATION
                                 NO-LOAD CLASS



SAFECO MONEY MARKET FUND
AVERAGE WEEKLY YIELD FOR NINE-MONTH PERIOD ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                   IBC
                                         MMKT    Donoghue
                              04/02      4.52      4.70
                              04/09      4.31      4.68
                              04/16      4.50      4.70
                              04/23      4.44      4.67
                              04/30      4.46      4.68
                              05/07      4.47      4.67
                              05/14      4.51      4.67
                              05/21      4.50      4.67
                              05/28      4.50      4.67
                              06/04      4.48      4.69
                              06/11      4.51      4.68
                              06/18      4.53      4.69
                              06/25      4.57      4.71
                              07/02      4.60      4.73
                              07/09      4.58      4.72
                              07/16      4.63      4.73
                              07/23      4.80      4.73
                              07/30      4.70      4.74
                              08/06      4.69      4.78
                              08/13      4.71      4.75
                              08/20      4.65      4.74
                              08/27      4.66      4.73
                              09/03      4.64      4.74
                              09/10      4.59      4.74
                              09/17      4.64      4.75
                              09/24      4.63      4.75
                              10/01      4.58      4.74
                              10/08      4.64      4.75
                              10/15      4.70      4.76
                              10/22      4.67      4.74
                              10/29      4.67      4.75
                              11/05      4.66      4.74
                              11/12      4.64      4.74
                              11/19      4.67      4.75
                              11/26      4.66      4.75
                              12/03      4.66      4.78
                              12/10      4.63      4.74
                              12/17      4.67      4.76
                              12/24      4.69      4.78
                              12/31      4.71      4.82


SAFECO TAX-FREE MONEY MARKET FUND
AVERAGE WEEKLY YIELD FOR NINE-MONTH PERIOD ENDED DECEMBER 30, 1996
--------------------------------------------------------------------------------

                                   IBC
                         TFMM    Donoghue
              04/01      2.91      2.83
              04/08      2.74      2.69
              04/15      2.95      2.84
              04/22      3.13      2.99
              04/29      3.27      3.17
              05/06      3.23      3.14
              05/13      3.17      3.13
              05/20      3.22      3.12
              05/27      3.15      3.06
              06/03      3.20      2.97
              06/10      2.87      2.73
              06/17      2.94      2.79
              06/24      2.99      2.88
              07/01      3.00      2.85
              07/08      2.80      2.65
              07/15      2.53      2.38
              07/22      2.91      2.81
              07/29      3.05      2.94
              08/05      2.98      2.92
              08/12      2.97      2.91
              08/19      3.04      2.98
              08/26      2.91      2.90
              09/02      2.94      2.91
              09/09      2.84      2.81
              09/16      2.93      2.88
              09/23      3.03      2.99
              09/30      3.13      3.09
              10/07      2.89      2.81
              10/14      2.97      2.87
              10/21      2.99      2.94
              10/28      2.99      2.96
              11/04      2.94      2.84
              11/11      2.94      2.85
              11/18      3.03      2.92
              11/25      3.00      2.93
              12/02      3.08      3.00
              12/09      2.78      2.72
              12/16      2.92      2.89
              12/23      3.17      3.11
              12/30      3.27      3.27



                    YIELDS ARE HISTORICAL AND NOT PREDICTIVE
                             OF FUTURE PERFORMANCE.

                           LETTER FROM THE PRESIDENT
                               DECEMBER 31, 1996


                               TABLE OF CONTENTS

SAFECO Money Market Fund .............................................     3

SAFECO Tax-Free Money Market Fund ....................................     7

Financial Statements .................................................    15

Notes to Financial Statements ........................................    18


[PHOTO OF DAVID F. HILL]


DEAR SHAREHOLDER:

      SAFECO Mutual Funds have changed their fiscal year to coincide with the calendar year, and so we present to you our annual report for 1996:

      We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

      The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out."

      The bad news is that such market conditions can cause amnesia--amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bond and money market funds provide.

      The neglected cousins of 1996 were the bond markets. Bonds struggled through the year--despite the fact inflation remained at bay--reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

      Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks. At the same time they are

(Continued on next page.)

taking control of more of their retirement savings.

      While the shift from traditional company-controlled pensions to employee-directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

      Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

      All in all, our 1997 outlook is that the financial markets will do "okay." We anticipate bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

      Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.


/s/ David F. Hill
------------------------
David F. Hill, President

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                               DECEMBER 31, 1996


[PHOTO OF NAOMI URATA]

      In the 12 months ended December 31, 1996, the SAFECO Money Market Fund returned 4.75%. On December 31, 1996, the Fund's seven-day yield was 4.71%, while the average money fund seven-day yield, as reported by IBC/Donoghue, was 4.82%. The Consumer Price Index, a broad inflation measure, rose 3.30% for the 12 months ending December 31, 1996.

      In the last quarter, 90-day commercial paper rates initially fell from 5.49% to 5.40% in November, then rose to 5.63% by December 31, 1996. The average maturity of the Fund rose from 35 days in October to 45 days when it became questionable whether the Federal Reserve would raise rates as anticipated. At year end, the seven-day weighted average maturity was 36 days.

      I invested in U.S. agency securities, commercial paper issued by top tier corporations and bank certificates of deposit and notes. All of the securities had less than 13 months to maturity. Four securities have a rate that floats monthly so investors can benefit from higher yields if short-term rates continue to rise. I reduced lower-yielding overnight investments from about $35 million or 20% of total assets in the third quarter to $4.4 million or 2.8% of total assets at year end.

      I added XEROX CORPORATION and SMITH BARNEY to our approved securities list. Both of these companies are rated in the top tier category.

      I believe that the Federal Reserve will hold rates steady for the next few months. After that, there is no consensus on their next move. The economic data is mixed, but recently, the market has responded negatively to signs of strength in the housing and

(Continued on next page.)

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                                  (Continued)


manufacturing sectors, which has caused rates to rise. I will maintain an average maturity that is not highly sensitive to interest rate changes based on that uncertainty.


/s/ Naomi Urata
-------------------------

Naomi Urata
Money Market Fund Manager


Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Management from Yale University and is a Chartered Financial Analyst.


                                   HIGHLIGHTS
                                  SAFECO MONEY
                                  MARKET FUND
                            AS OF DECEMBER 31, 1996


SAFECO MONEY
MARKET FUND
TOP 5 CATEGORIES

                    Top 5 Categories
                    Floating Rate Medium-Term Notes            19%
                    Financial Services - Brokerage             15%
                    Asset Backed                               12%
                    Finance - Diversified/Business             12%
                    Finance - Auto                             12%

7-DAY WEIGHTED AVERAGE MATURITY ....................................  36 DAYS
AVERAGE ANNUAL RETURN ..............................................    4.75%

PORTFOLIO CREDIT QUALITY                                               Percent
------------------------------------------------------------------------------
Highest Rated(1) ...................................................     100%
Split Rated(2) .....................................................       0
Not Rated(3) .......................................................       0
                                                                         ---
                                                                         100%
                                                                         ===

(1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.
(2)   Rated highest by one organization and second highest by another.
(3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            AS OF DECEMBER 31, 1996

PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 78.4%

ASSET BACKED - 12.3%
              Apreco, Inc.
   $4,000     5.48%, due 2/18/97 ............................       $3,971
    4,000     5.30%, due 2/14/97 ............................        3,974

    4,000     Ciesco L.P
              5.28%, due 1/17/97 ............................        3,991

    4,000     Corporate Asset Funding Co.
              5.30%, due 1/08/97 ............................        3,996

    4,000  +  Receivables Capital Corp. 4(2)
              5.62%, due 1/23/97 ............................        3,986

BANKING & FINANCE - 2.5%
    4,000     Associates Corp. of
              North America
              5.28%, due 3/04/97 ............................        3,964

BANKS - FOREIGN - 9.8%
    4,000     Cheltenham & Gloucester
              Building Society
              5.26%, due 3/24/97 ............................        3,952

    4,000     National Australia
              Funding (DE), Inc.
              5.45%, due 1/13/97 ............................        3,993

              Westpac Capital Corp.
    4,000     5.32%, due 1/30/97 ............................        3,983
    4,000     5.32%, due 2/06/97 ............................        3,979

CONGLOMERATES - 2.4%
   $4,000     B.A.T. Capital Corp.
              5.43%, due 2/19/97 ............................       $3,970

FINANCE - AUTO - 12.3%
              Ford Motor Credit Co.
    4,000     5.39%, due 1/28/97 ............................        3,984
    4,000     5.31%, due 1/14/97 ............................        3,992

              General Motors Acceptance Corp.
    4,000     5.36%, due 2/04/97 ............................        3,980
    4,000     5.32%, due 2/20/97 ............................        3,971

    4,000     New Center Asset Trust
              5.30%, due 5/08/97 ............................        3,925

FINANCE - CONSUMER - 4.9%
              Household Finance Corp.
    4,000     5.32%, due 1/09/97 ............................        3,995
    4,000     5.31%, due 1/10/97 ............................        3,995

FINANCE - DIVERSIFIED & BUSINESS - 12.3%
              General Electric Capital Corp.
    4,000     5.32%, due 1/15/97 ............................        3,992
    4,000     5.30%, due 1/22/97 ............................        3,988

              Heller Financial, Inc.
    4,000     5.55%, due 1/07/97 ............................        3,996
    4,000     5.40%, due 2/11/97 ............................        3,975

    4,000     Transamerica Finance Corp.
              5.30%, due 1/27/97 ............................        3,985



                       SEE NOTES TO FINANCIAL STATEMENTS

                            SAFECO MONEY MARKET FUND
                            AS OF DECEMBER 31, 1996


PRINCIPAL
AMOUNT (000's)                                                   VALUE (000's)
--------------------------------------------------------------------------------

FINANCIAL SERVICES - BROKERAGE - 14.7%
              CS First Boston Group, Inc.
   $3,950     5.32%, due 1/29/97 ............................      $ 3,934
    4,000     5.31%, due 2/27/97 ............................        3,966

              Merrill Lynch & Co., Inc.
    4,000     5.31%, due 1/31/97 ............................        3,982
    4,000     5.30%, due 5/01/97 ............................        3,929

              Smith Barney Inc. CP
    3,950     5.31%, due 1/02/97 ............................        3,949
    4,000     5.30%, due 1/16/97 ............................        3,991

INSURANCE NON-AFFILIATED MULTI-LINE - 2.5%
    4,000     Prudential Funding Corp.
              5.30%, due 2/13/97 ............................        3,975

METALS - 2.3%
    3,728     BHP Finance (USA), Inc.
              5.33%, due 1/24/97 ............................        3,715

MISCELLANEOUS - 2.4%
    4,000     Tasmanian Public Finance Corp.
              5.34%, due 4/17/97 ............................        3,937
                                                                  --------

TOTAL COMMERCIAL PAPER ......................................      126,915
                                                                  --------

U.S. GOVERNMENT
AND AGENCY SECURITIES - 2.8%

FEDERAL HOME LOAN MORTGAGE ASSOCIATION
DISCOUNT NOTES - 2.8%
   $4,470     5.70%, due 1/02/97 ............................     $  4,469
                                                                  --------

TOTAL U.S. GOVERNMENT
AND AGENCY SECURITIES .......................................        4,469
                                                                  --------

FLOATING RATE NOTES* - 19.5%
    8,500     Dean Witter, Discover
              5.57%, due 8/08/97 ............................        8,500
    8,000     First Bank FSB Fargo ND BN
              5.53%, due 8/29/97 ............................        7,999
    7,000     Key Bank of Wa. BN
              5.51%, due 12/10/97 ...........................        6,997
    8,000     MBNA America Bank BN
              5.64%, due 6/17/97 ............................        8,000
                                                                  --------

TOTAL FLOATING RATE NOTES ...................................       31,496
                                                                  --------

TOTAL INVESTMENTS - 100.7% ..................................      162,880
Liabilities, less Other Assets ..............................       (1,123)
                                                                  --------

NET ASSETS ..................................................     $161,757
                                                                  ========


+ Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At December 31, 1996, such security is Receivables Capital Corp. 4(2) at 5.62%, acquired 12/18/96, due 1/23/97. The total value of this security is $3,986,262 or 2.5% of net assets.

* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on December 31, 1996.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO TAX-FREE MONEY MARKET FUND
                               December 31, 1996



[PHOTO OF MARY V. METASTASIO]

      For the 12 months ended December 31, 1996, the SAFECO Tax-Free Money Market Fund returned 3.07%. The Fund's seven-day average yield rose from 3.04% to 3.30% during the six-month period ending December 31, 1996. For comparison, IBC/Donoghue's Money Fund Report Averages showed an average seven-day yield of
3.27 % for tax-free money market funds on December 30, 1996.

      As is always the case with municipal money markets, the yields were somewhat volatile on that upward path. This happens because the tax-free market is very much influenced by supply and demand, in addition to the general interest rate and economic concerns that affect all markets.

      The seasonal supply and demand factors were exacerbated by the fact that investors' beliefs about what the Fed would do seemed to change daily. These mood swings and general uncertainty helped move yields higher from late July through the end of September. During the last quarter of 1996, investors calmed down a bit and rates remained fairly stable until year end. Yields then moved up to cyclical seasonal demand factors.

      The SAFECO Tax-Free Money Market Fund has performed well in this ever-changing environment. According to Lipper Analytical Services, based on total return, the Fund ranked 27 of 133 tax-free money market funds for the year ending December, 1996. The fund was 15 of 92 funds for

(Continued on next page.)

                          REPORT FROM THE FUND MANAGER
                 SAFECO TAX-FREE MONEY MARKET FUND (Continued)


the five-year, and 9 of 57 funds for the ten-year periods.

      The graph on the inside cover shows how the Fund's yield exceeded the IBC/Donoghue Money Fund Report Averages for tax-free money market funds for the reporting period.

      Our style in managing the Fund is consistent, although the markets are not. We have maintained a barbell structure, with the portfolio heavily weighted in very short maturities, and smaller portions invested in longer maturities. The assets invested in short maturities let us take advantage of interest rate fluctuations, and those invested in longer maturities enable us to lock in attractive yields.

      So what does the future hold? As I write this, investors are still wary. I cannot predict what will happen in the financial markets or what the economic data will portend, but I am certain that I will continue to manage the Fund as I have in the past: to provide shareholders quality, liquidity, and a competitive yield that is exempt from federal income tax.



/s/ Mary V. Metastasio
----------------------
Mary V. Metastasio
Tax-Free Money
Market Fund Manager



Mary Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1996



COMPARISON OF THE FUND'S
TAX-EQUIVALENT YIELDS TO THE AVERAGE
TAXABLE MONEY MARKET FUND YIELD
--------------------------------------------------------------------------------

                      SAFECO Tax-Free Money Market Fund**
Tax Free Yield on 12/30/96       3.27%
IBC Donoghue* Yield on 12/30/96  3.27%

                          Tax Equivalent Yield

                          15%                      3.88%
                          28%                      4.58%
                          31%                      4.78%
                          36%                      5.16%
                          39.6%                    5.46%

*     Represents IBC/Donoghue Taxable Money Fund on December 30, 1996.
** Represents the SAFECO Tax-Free Money Market Fund actual yield on December 30, 1996, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons vary with market conditions.


PORTFOLIO CREDIT QUALITY                                           PERCENT
--------------------------------------------------------------------------
Highest Rated(1) ....................................                100%
Split Rated(2) ......................................                  0
Not Rated(3) ........................................                  0
                                                                    ----
                                                                     100%
                                                                    ====

(1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.
(2)   Rated highest by one organization and second highest by another.
(3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.


TOP 5 CATEGORIES
--------------------------------------------------------------------------------

                         Housing/Uninsured                  16%
                         IDR/PCR *Utilities -Electric       13%
                         IDR/PCR *Air Transportation         8%
                         IDR/PCR *Miscellaneous              8%
                         IDR/PCR *Agricultural Machinery     5%

*Industrial Development Revenue/Pollution Control Revenue

7-DAY WEIGHTED AVERAGE MATURITY ...........................       54 DAYS
AVERAGE ANNUAL RETURN .....................................         3.07%

TOP FIVE STATES                                            PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Washington ..........................................                13%
Texas ...............................................                12%
Arizona .............................................                 9%
Missouri ............................................                 7%
California ..........................................                 6%

                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.7%
ALASKA - 3.1%
              Alaska Industrial Development
              and Export Authority Revenue
   $1,265  +  4.20%, due 7/01/98,
              put date 1/07/97 ..............................       $1,265
      990     4.20%, due 7/01/01,
              put date 1/07/97 ..............................          990

Arizona - 8.8%
    3,600     Apache County Industrial
              Development Authority Pollution
              Control Revenue (Tucson
              Electric Power Co. Project)
              4.20%, due 6/15/20,
              put date 1/07/97 ..............................        3,600
    1,000     Apache County Industrial
              Development Authority Revenue
              (Tucson Electric Power Co.
              Springerville Project)
              4.20%, due 12/15/18,
              put date 1/07/97 ..............................        1,000
      800     Pima County Industrial
              Development Authority
              Revenue (Tucson Electric
              Power Co. Projects)
              4.20%, due 12/01/22,
              put date 1/07/97 ..............................          800
    1,000     Tucson  Industrial Development
              Authority Revenue (Tucson City
              Center Parking Garage Project)
              Series 1985 A
              4.125%, due 6/01/15,
              put date 1/07/97 ..............................        1,000

CALIFORNIA - 6.0%
   $1,000     California Student Education
              Loan Marketing Corp.
              (Student Loan Revenue
              Ref. Bonds)
              3.85%, due 11/01/02,
              put date 11/01/97 .............................       $1,000
    1,000     Orange County Local
              Transportation Authority
              Sales Tax Revenue
              3.60%, due 3/06/97 ............................        1,000
    1,300     Regional Airports
              Improvement Corp. Fac.
              American Airlines (LAX) Ser B
              4.95%, due 12/01/24,
              put date 1/01/97 ..............................        1,300
      600     Regional Airports
              Improvement Corp. Fac.
              American Airlines (LAX) Ser G
              4.95%, due 12/01/24,
              put date 1/01/97 ..............................          600
      500     South Coast Local Education
              Agencies Pooled Tax and
              Revenue Anticipation Notes
              4.75%, due 6/30/97 ............................          502

DISTRICT OF COLUMBIA - 1.4%
    1,000     District of Columbia Supplemental
              Student Loan Revenue
              4.33%, due 7/01/04,
              put date 7/01/97 ..............................        1,001

+ If a put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
FLORIDA - 3.0%
   $  450     Dade County Equipment
              Special Obligation Revenue
              4.30%, due 10/01/99,
              put date 1/07/97 ..............................       $  450
    1,750     Florida Housing Finance Agency
              Multi Family Revenue
              4.50%, due 12/01/09,
              put date 12/01/97 .............................        1,750

GEORGIA - 3.7%
      600     Burke County Development
              Authority PCR (Georgia Power
              Co.) 5th Series 1994
              4.90%, due 7/01/24,
              put date 1/01/97 ..............................          600
    2,100     Municipal Electric Authority of
              Georgia  General Resolution
              Projects Subordinated  Bonds,
              Series C
              3.50%, due 3/01/20,
              put date 4/03/97 ..............................        2,100

ILLINOIS - 3.2%
    2,320     Chicago - O'Hare International
              Airport Revenue 1984
              4.15%, due 1/01/15,
              put date 1/07/97 ..............................        2,320

IOWA - 2.7%
    1,000     Iowa Municipalities Workers'
              Compensation Association
              Revenue
              4.10%, due 7/01/97 ............................        1,000
    1,000     Iowa School Corporations
              Warrant Certificates
              4.75%, due 6/27/97 ............................        1,004

KANSAS - 1.4%
   $1,000     Wichita Revenue (CSJ
              Health System)
              4.30%, due 10/01/11,
              put date 1/07/97 ..............................       $1,000

LOUISIANA - 2.7%
    1,000     Louisiana Public Facilities
              Authority Special Insurance
              Assessment Revenue
              4.45%, due 12/01/13,
              put date 1/07/97 ..............................        1,000
    1,000     Louisiana Recovery
              District Sales Tax
              Bonds Series 1988
              3.90%, due 7/01/97 ............................        1,000

MARYLAND - 3.1%
    2,000     Howard County Multifamily
              Housing Revenue (Sherwood
              Crossing Ltd. Partnership)
              3.75%, due 6/01/08,
              put date 6/01/97 ..............................        2,000
      300     Montgomery County Industrial
              Development
              Revenue (Information Systems
              & Networks)
              3.80%, due 4/01/14,
              put date 1/01/97 ..............................          300

MISSOURI - 7.2%
    2,100     Kansas City Industrial
              Development Authority
              Multifamily Housing Revenue
              (Coach House II Project)
              3.90%, due 12/01/15,
              put date 1/01/97 ..............................        2,100


                        SEE NOTES TO FINANCIAL STATEMENTS

                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
MISSOURI (CONTINUED)
    $  600    Kansas City Industrial
              Development Authority
              Multifamily Housing Revenue
              (J.C. Nichols Co.)
              3.90%, due 5/01/15,
              put date 1/01/97 ..............................       $  600

     1,000    Missouri Health and Educational
              Facilities Authority  Educational
              Facilities Revenue Bonds
              (The Washington University)
              Series 1996 C
              4.75%, due 9/01/30,
              put date 1/01/97 ..............................        1,000

     1,600    St. Louis Planned Industrial
              Expansion Authority Industrial
              Development Revenue
              (Italgrani U.S.A., Inc.)
              3.80%, due 6/01/03,
              put date 1/01/97 ..............................        1,600

MONTANA - 2.9%
    2,110     Havre Industrial Development
              Revenue (Safeway, Inc. Projects)
              3.65%, due 6/01/06,
              put date 6/01/97 ..............................        2,110

NEW YORK - 1.4%
    1,000     New York State Energy R & D
              Authority PCR (Long Island
              Lighting Co. Project) 1985
              Series B
              3.30%, due 3/15/15,
              put date 3/15/97 ..............................        1,000

OHIO - 4.0%
    2,900     Cleveland-Cuyahoga County
              Port Authority Revenue
              (Rock and Roll Hall of Fame and
              Museum Project)
              4.25%, due 12/01/15,
              put date 1/07/97 ..............................        2,900

OKLAHOMA - 1.4%
   $1,000     Oklahoma Water Resources
              Board State Loan Program
              Revenue
              3.75%, due 9/01/23,
              put date 3/01/97 ..............................       $1,000

OREGON - 2.5%
    1,800     Port of Portland Pollution
              Control Revenue (Reynolds
              Metals ) Series 1985
              4.95%, due 12/01/09,
              put date 1/01/97 ..............................        1,800

PENNSYLVANIA - 0.2%
      160     Commonwealth Tax Exempt
              Mortgage Trust
              4.50%, due 11/01/05,
              put date 5/01/97 ..............................          160

SOUTH CAROLINA - 3.4%
    1,500     York County Pollution Control
              Revenue (North Carolina Electric
              Membership Corp. Project)
              Series N-6
              3.80%, due 8/15/14,
              put date 3/15/97 ..............................        1,500

    1,000     York County Pollution Control
              Revenue Saluda River Electric
              Coop., Inc. Project
              Series 1984 E-2
              3.65%, due 8/15/14,
              put date 2/15/97 ..............................        1,000

TENNESSEE - 5.3%
    3,400     Hamilton County Industrial
              Development Revenue
              (Komatsu American
              Manufacturing Corp.)
              4.30%, due 11/01/05,
              put date 1/07/97 ..............................        3,400


                        SEE NOTES TO FINANCIAL STATEMENTS

                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1996

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
TENNESSEE (CONTINUED)
   $  500     Knox County Industrial
              Development Board Industrial
              Development Revenue
              (Service Merchandise)
              3.70%, due 12/15/08,
              put date 1/15/97 ..............................       $  500

TEXAS - 11.6%
    2,300     Cedar Hill Industrial
              Development Corp. Revenue
              (Minyard Properties Project)
              3.75%, due 5/01/02,
              put date 1/02/97 ..............................        2,300

      200     Grapevine Industrial
              Development Corp.
              (American Airlines Inc. Project)
              Series A1
              4.95%, due 12/01/14,
              put date 1/01/97 ..............................          200

    2,000     Grapevine Industrial
              Development Corp. (American
              Airlines Inc. Project) Series B3
              4.95%, due 12/01/14,
              put date 1/01/97 ..............................        2,000

    1,000     Lone Star Airport Improvement
              Authority, Inc. (American
              Airlines Inc. Project)
              Revenue Series 1984 A-5
              4.95%, due 12/01/14,
              put date 1/01/97 ..............................        1,000

   $1,000     Lone Star Airport Improvement
              Authority, Inc. (American
              Airlines Inc. Project)
              Revenue Series 1984 B-2
              4.95%, due 12/01/14,
              put date 1/01/97 ..............................       $1,000

    1,000     Harris County Housing
              Finance Corp.
              Multifamily Housing Revenue
              (Arbor II, Ltd. Project)
              4.15%, due 10/01/05,
              put date 10/01/97 .............................        1,000

    1,000     Tarrant County Housing
              Finance Corp.
              Multifamily Housing Revenue
              (Lincoln Meadows Project)
              Series 1988
              4.10%, due 12/01/14,
              put date 12/01/97 .............................        1,000

VIRGINIA - 4.8%
    2,500     Harrisonburg Development and
              Housing Authority Multifamily
              Housing Revenue (Rolling Brook
              Village Apts. Project)
              3.50%, due 2/01/09,
              put date 2/01/97 ..............................        2,500

    1,000     Peninsula Ports Authority of
              Virginia Port Facility Revenue
              (CSX Transportation, Inc. Project)
              3.50%, due 12/15/12,
              put date 2/07/97 ..............................        1,000


                        SEE NOTES TO FINANCIAL STATEMENTS

                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
Washington - 12.9%
   $2,000     Chelan County Public Utility
              District #1 Revenue
              4.00%, due 6/01/15,
              put date 1/07/97 ...................................  $2,000

    1,000     Richland Golf Enterprise
              Revenue 1996
              4.05%, due 12/01/21,
              put date 1/07/97 ...................................   1,000

    1,900     Washington  State General
              Obligation Series VR-96 A
              4.15%, due 6/01/20,
              put date 1/07/97 ...................................   1,900

    2,045     Washington State Housing
              Finance Commission Revenue
              (Pioneer Human Services)
              4.10%, due 7/01/11,
              put date 1/07/97 ...................................   2,045

    1,425     Washington State Housing
              Finance Commission Revenue
              (YMCA of Greater Seattle
              Program)
              5.25%, due 7/01/11,
              put date 1/01/97 ..................................    1,425

   $1,100     Washington State Housing
              Finance Commission Revenue
              (YMCA of Snohomish County
              Program)
              4.75%, due 8/01/19,
              put date 1/01/97 .................................    $1,100
                                                                   -------

TOTAL MUNICIPAL BONDS ..........................................    70,722
                                                                   -------

OTHER INVESTMENTS - 0.1%

INVESTMENT COMPANIES:
       76     Federated Tax-Exempt
              Money Market Fund, Inc. ..........................        75
                                                                   -------

TOTAL OTHER INVESTMENTS ........................................        75
                                                                   -------

TOTAL INVESTMENTS - 96.8%                                           70,797
Other Assets, less Liabilities .................................     2,367
                                                                   -------

NET ASSETS .....................................................   $73,164
                                                                   =======


Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on December 31, 1996. These rates change periodically based on specified market rate or indices.


                        SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1996



                                               SAFECO MONEY    SAFECO TAX-FREE
(In Thousands, Except Per-Share Amounts)        MARKET FUND    MONEY MARKET FUND
---------------------------------------------------------------------------------
ASSETS
         Investments, at Value                    $162,880     $ 70,797
         Cash                                            1         --
         Receivables
           Investment Securities Sold                 --          2,000
           Trust Shares Sold                         2,030          471
           Interest                                     74          403
                                                  --------     --------
             Total Assets                          164,985       73,671

LIABILITIES
         Payables
           Trust Shares Redeemed                     2,533          437
           Investment Advisory Fees                     71           32
           Dividends                                    27           18
           Notes Payable                               540         --
           Other                                        57           20
                                                  --------     --------
             Total Liabilities                       3,228          507
                                                  --------     --------
NET ASSETS                                        $161,757     $ 73,164
                                                  ========     ========

NO-LOAD CLASS:
         Net Assets                               $161,356     $ 73,164
         Trust Shares Outstanding                  161,356       73,164
                                                  --------     --------
         Net Asset Value, Offering Price, and
           Redemption Price Per Share             $   1.00     $   1.00
                                                  ========     ========
CLASS A:
         Net Assets                               $    295
         Trust Shares Outstanding                      295
                                                  --------
         Net Asset Value, Offering Price, and
           Redemption Price Per Share             $   1.00
                                                  ========
CLASS B:
         Net Assets                               $    106
         Trust Shares Outstanding                      106
                                                  --------
         Net Asset Value, Offering Price, and
           Redemption Price Per Share             $   1.00
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
               For the Nine-Month Period Ended December 31, 1996



                                                    SAFECO MONEY        SAFECO TAX-FREE
(In Thousands)                                       MARKET FUND       MONEY MARKET FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
         Interest                                      $ 6,815             $2,081

EXPENSES
         Investment Advisory Fees                          630               284
         Transfer Agent Fees                               325                54
         Legal and Auditing Fees                            18                14
         Custodian Fees                                     17                10
         Reports to Shareholders                            25                 4
         Trustees' Fees                                      5                 2
         Loan Interest                                      --                 3
                                                       -------             ------
           Total Expenses                                1,020               371
                                                       -------             ------
NET INVESTMENT INCOME AND NET CHANGE
         IN NET ASSETS RESULTING FROM OPERATIONS       $ 5,795            $ 1,710
                                                       =======            =======


                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SAFECO MONEY                    SAFECO TAX-FREE
                                                                       MARKET FUND                  MONEY MARKET FUND
                                                   -------------------------------   --------------------------------
                                                         FOR THE                           FOR THE
                                                      NINE-MONTH          FOR THE       NINE-MONTH            FOR THE
                                                    PERIOD ENDED       YEAR ENDED     PERIOD ENDED         YEAR ENDED
(In Thousands)                                     DEC. 31, 1996    MARCH 31, 1996   DEC. 31, 1996     MARCH 31, 1996
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
         Net Investment Income                      $     5,795      $     8,735      $     1,710      $     2,586

DIVIDENDS TO SHAREHOLDERS FROM
         NET INVESTMENT INCOME
           - No-Load Class                               (5,792)          (8,735)          (1,710)          (2,586)
           - Class A                                         (2)            --               --               --
           - Class B                                         (1)            --               --               --
                                                    -----------      -----------      -----------      -----------
           Total                                         (5,795)          (8,735)          (1,710)          (2,586)

NET TRUST SHARE TRANSACTIONS
           - No-Load                                     (3,766)          (6,836)          (6,538)           2,382
           - Class A                                        295             --               --               --
           - Class B                                        106             --               --               --
                                                    -----------      -----------      -----------      -----------
           Total                                         (3,365)          (6,836)          (6,538)           2,382
                                                    -----------      -----------      -----------      -----------
TOTAL CHANGE IN NET ASSETS                               (3,365)          (6,836)          (6,538)           2,382

NET ASSETS AT BEGINNING OF PERIOD                       165,122          171,958           79,702           77,320
                                                    -----------      -----------      -----------      -----------
NET ASSETS AT END OF PERIOD                         $   161,757      $   165,122      $    73,164      $    79,702
                                                    ===========      ===========      ===========      ===========
---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN
TRUST SHARES AND AMOUNTS

SALES                                                   293,668        1,017,443           57,064          134,041
REINVESTMENTS                                             5,293            7,446            1,533            2,265
REDEMPTIONS                                            (302,326)      (1,031,725)         (65,135)        (133,924)
                                                    ===========      ===========      ===========      ===========
NET CHANGE                                               (3,365)          (6,836)          (6,538)           2,382
                                                    ===========      ===========      ===========      ===========
Because share value is equal to $1.00,
dollar amounts and share amounts are identical

As of December 31, 1996:
Shares Authorized                                    Unlimited                          Unlimited
Par Value Per Share                                 $      .001                       $      .001
Paid in Capital                                     $   161,757                       $    73,164
---------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS


1.       GENERAL

         The SAFECO Money Market Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund (together the "Funds"). The Trust recently changed its fiscal year end from March 31 to December 31.

         Effective September 30, 1996, the Money Market Fund began issuing two additional classes of shares--Class A and Class B shares ("Advisor Classes"). These new shares are distributed by financial professionals and, like the no-load class, currently have no associated sales or distribution charges.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

         SECURITY VALUATION. Investments consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities are valued at amortized cost, which approximates value.

         SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of each portfolio is the same for financial statement and federal income tax purposes.

         SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. In the Tax-Free Money Market Fund, securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Tax-Free Money Market Fund segregates liquid assets in an amount equal to the total obligation.

         INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums, original issue discounts and market discounts are amortized to either call or maturity dates.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month.

         FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. The Tax-Free Money Market Fund intends to satisfy conditions which will enable it to designate its dividends from net investment income as tax-exempt dividend distributions.

3.       INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         SAFECO Asset Management Company receives investment advisory fees from the Funds. For the Money Market Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $250 million, declining in three levels to 25/100 of one percent on net assets over $750 million. For the Tax-Free Money Market Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $100 million, declining in three levels to 20/100 of one percent on net assets over $500 million. SAFECO Services Corporation receives shareholder servicing fees.

         NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At December 31, 1996, the Money Market Fund had a 5.98% note payable of $540,000 to SAFECO Insurance Company of America. The note was repaid on January 2, 1997.

4.       FINANCIAL HIGHLIGHTS
         (For a Share Outstanding Throughout the Period)

         SAFECO MONEY MARKET FUND
         NO-LOAD CLASS


                                           NINE-MONTH
                                         PERIOD ENDED
                                          DECEMBER 31                         FOR THE YEAR ENDED MARCH 31
                                                 1996           1996         1995        1994        1993
                                           ----------       --------   ----------    --------   ---------
NET ASSET VALUE AT
         BEGINNING OF PERIOD               $   1.00       $ 1.00     $   1.00    $   1.00    $   1.00

INCOME FROM INVESTMENT OPERATIONS
         Net Investment Income                 0.03         0.05         0.04        0.02        0.03

LESS DISTRIBUTIONS
         Dividends from
           Net Investment Income              (0.03)       (0.05)       (0.04)      (0.02)      (0.03)
                                           --------      --------     --------    ---------    --------
NET ASSET VALUE AT END OF PERIOD           $   1.00       $ 1.00      $  1.00    $   1.00     $   1.00
                                           ========      ========     ========    =========    ========
TOTAL RETURN                                   3.54% **     5.15%        4.20%       2.48%        2.98%

NET ASSETS AT
         END OF PERIOD (000'S OMITTED)     $161,356     $165,122      $171,958    $186,312    $144,536
RATIO OF EXPENSES TO
         AVERAGE NET ASSETS                    0.81% *      0.78%        0.78%       0.79%        0.77%
RATIO OF NET INVESTMENT INCOME
         TO AVERAGE NET ASSETS                 4.66% *      5.04%        4.21%       2.47%        3.02%


         *        Annualized
         **       Not annualized.

         (For a Share Outstanding Throughout the Period)


         SAFECO MONEY MARKET FUND


                           THREE-MONTH PERIOD ENDED DECEMBER 31, 1996
                                           CLASS A        CLASS B
---------------------------------------------------------------------
Net Asset Value at
         Beginning of Period                 $  1.00       $  1.00

Income from Investment Operations
         Net Investment Income                  0.01          0.01

Less Distributions
         Dividends from Net
           Investment Income                   (0.01)        (0.01)
                                             -------       -------
Net Asset Value at End of Period             $  1.00       $  1.00
                                             =======       =======
Total Return**                                  1.21%         1.21%

Net Assets at End of Period (000's)           $  295        $  106
Ratio of Expenses to
         Average Net Assets*                    0.55%         0.54%
Ratio of Net Investment Income to
         Average Net Assets*                    5.01%         4.96%


         *        Annualized.
         **       Not annualized.

         (For a Share Outstanding Throughout the Period)

         SAFECO TAX-FREE MONEY MARKET FUND
         NO-LOAD CLASS

                                          NINE-MONTH
                                        PERIOD ENDED
                                         DECEMBER 31                          FOR THE YEAR ENDED MARCH 31
                                                1996          1996           1995        1994        1993
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
         BEGINNING OF PERIOD               $    1.00       $  1.00    $      1.00    $   1.00    $   1.00

INCOME FROM INVESTMENT OPERATIONS
         Net Investment Income                  0.02          0.03           0.03        0.02        0.03

LESS DISTRIBUTIONS
         Dividends from
           Net Investment Income               (0.02)        (0.03)         (0.03)      (0.02)      (0.03)
                                           ---------       -------    -----------    --------    --------
NET ASSET VALUE AT END OF PERIOD           $    1.00       $  1.00    $      1.00    $   1.00    $   1.00
                                           =========       =======    ===========    ========    ========

TOTAL RETURN                                    2.29% **      3.44%          2.84%       1.98%       2.53%

NET ASSETS AT
         END OF PERIOD (000'S OMITTED)     $  73,164       $79,702    $    77,320    $ 94,589    $ 82,098
RATIO OF EXPENSES TO
         AVERAGE NET ASSETS                     0.65% *       0.65%          0.64%       0.64%       0.61%
RATIO OF NET INVESTMENT INCOME
         TO AVERAGE NET ASSETS                  3.03% *       3.40%          2.79%       1.96%       2.48%


         *        Annualized
         **       Not annualized.

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF THE SAFECO MONEY MARKET TRUST

         We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Money Market Trust (comprising, respectively, the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the SAFECO Money Market Trust at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 31, 1997

                      This page left blank intentionally.

                             SAFECO FAMILY OF FUNDS
STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO MONEY MARKET FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.



FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-835-4391

SEATTLE: 545-5113

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://networth.galt.com/safeco

E-MAIL: mfunds@safeco.com




GMF 663 2/97
    Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.